

CĪON Investment Corporation ("CĪON")

Portfolio Holdings: Q1 2014

As of March 31, 2014

CĪON Investment Management, LLC manages CĪON Investment Corporation ("CĪON"), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting ICON Investments at 800.435.5697 or by visiting www.cioninvestmentcorp.com.

This portfolio holdings fact sheet reflects CĪON's holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CĪON or that CĪON's investment portfolio composition going forward will be as described herein. Please read the CĪON prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured loans may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital for tax purposes; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact floating rate investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies, which we define as U.S. companies with annual EBITDA[2] of $50 million or less.

APOLLO

CĪON intends to create value for investors by drawing on the experience and infrastructure of its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.
2. Earnings before interest, taxes, depreciation and amortization.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM:

$5,000

INVESTMENT COMPOSITION[3]

- 1st Lien Senior Secured Loans........ 72.35%
- 2nd Lien Senior Secured Loans....... 24.71%
- Senior Secured Bonds......................... 0%
- Subordinated Debt.............................. 0%
- Collateralized Securities................. 2.94%
- Equity... 0%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments.......100%
- Fixed Rate Investments...............0%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR/PRIME FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 72.35%					
F+W Media, Inc.	Media: Diversified & Production	2.53%	LIBOR+6.50%	1.25% LIBOR Floor	6/30/2019
William Morris Endeavor Entertainment, LLC	Hotel, Gaming & Leisure	2.22%	LIBOR+4.25%	1.00% LIBOR Floor	5/1/2021
ECI Acquisition Holdings, Inc.	High Tech Industries	2.19%	LIBOR+6.25%	1.00% LIBOR Floor	3/11/2019
Marine Acquisition Corp.	Capital Equipment	2.14%	LIBOR+4.25%	1.00% LIBOR Floor	1/30/2021
Charming Charlie, LLC	Retail	2.09%	LIBOR+8.00%	1.00% LIBOR Floor	12/18/2019
Consolidated Aerospace Manufacturing, LLC	Aerospace & Defense	1.94%	Prime+3.00%	1.00% Prime Floor	2/28/2020
ABRA, Inc.	Automotive	1.87%	LIBOR+6.00%	1.25% LIBOR Floor	5/10/2018
Travel Leaders Group, LLC	Services: Consumer	1.79%	LIBOR+6.00%	1.00% LIBOR Floor	12/5/2018
Hemisphere Media Holdings, LLC	Media: Broadcasting & Subscription	1.69%	LIBOR+5.00%	1.25% LIBOR Floor	7/30/2020
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	1.67%	LIBOR+6.00%	1.50% LIBOR Floor	8/4/2016
C.H.I. Overhead Doors, Inc.	Construction & Building	1.60%	LIBOR+4.25%	1.25% LIBOR Floor	3/18/2019
Insight Pharmaceuticals, LLC	Healthcare & Pharmaceuticals	1.59%	LIBOR+5.00%	1.25% LIBOR Floor	8/25/2016
Photonis Technologies SAS	Aerospace & Defense	1.58%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
5.11, Inc.	Retail	1.51%	LIBOR+5.00%	1.00% LIBOR Floor	2/28/2020
Royall & Company	Services: Business	1.34%	LIBOR+4.25%	1.00% LIBOR Floor	3/5/2018
Trimark USA, LLC	Beverage, Food & Tobacco	1.34%	LIBOR+6.25%	1.00% LIBOR Floor	5/11/2019
Ascensus, Inc.	Banking, Finance, Insurance & Real Estate	1.34%	LIBOR+4.00%	1.00% LIBOR Floor	12/2/2019
Aquilex, LLC	Chemicals, Plastics & Rubber	1.34%	LIBOR+4.00%	1.00% LIBOR Floor	12/31/2020
Smile Brands Group, Inc.	Healthcare & Pharmaceuticals	1.33%	LIBOR+6.25%	1.25% LIBOR Floor	8/16/2019
Arc Document Solutions, Inc.	Services: Business	1.30%	LIBOR+5.25%	1.00% LIBOR Floor	12/20/2018
SK Spice S.Á.R.L	Chemicals, Plastics & Rubber	1.27%	LIBOR+8.25%	1.25% LIBOR Floor	9/30/2018
Kronos Worldwide, Inc.	Services: Business	1.25%	LIBOR+3.50%	1.00% LIBOR Floor	10/30/2019
Opal Acquisition, Inc.	Healthcare & Pharmaceuticals	1.23%	LIBOR+4.00%	1.00% LIBOR Floor	11/27/2020
Hyperion Finance S.à.r.l.	Banking, Finance, Insurance & Real Estate	1.20%	LIBOR+4.75%	1.00% LIBOR Floor	10/17/2019
Accruent, LLC	High Tech Industries	1.19%	Prime+3.50%	2.25% Prime Floor	11/25/2019
Bluestem Brands, Inc.	Retail	1.16%	LIBOR+6.50%	1.00% LIBOR Floor	12/6/2018
Azure Midstream Energy, LLC	Energy: Oil & Gas	1.16%	LIBOR+5.50%	1.00% LIBOR Floor	11/15/2018
ILC Industries, LLC	Consumer Goods: Non-Durable	1.15%	LIBOR+6.50%	1.50% LIBOR Floor	7/11/2018
National Financial Partners Corp.	Banking, Finance, Insurance & Real Estate	1.13%	LIBOR+4.25%	1.00% LIBOR Floor	7/1/2020
The TOPPS Company, Inc.	Consumer Goods: Non-Durable	1.09%	LIBOR+6.00%	1.25% LIBOR Floor	10/2/2018

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR/PRIME FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 72.35% (CONTINUED)					
Aptean, Inc.	High Tech Industries	1.01%	LIBOR+4.25%	1.00% LIBOR Floor	2/26/2020
National Surgical Hospitals, Inc.	Healthcare & Pharmaceuticals	0.94%	LIBOR+4.50%	1.25% LIBOR Floor	8/1/2019
Steward Health Care System, LLC	Healthcare & Pharmaceuticals	0.93%	LIBOR+5.50%	1.25% LIBOR Floor	4/10/2020
Packaging Coordinators, Inc.	Containers, Packaging & Glass	0.92%	LIBOR+4.25%	1.25% LIBOR Floor	5/10/2020
Amneal Pharmaceuticals, LLC	Healthcare & Pharmaceuticals	0.90%	LIBOR+4.75%	1.00% LIBOR Floor	11/1/2019
Survey Sampling International, LLC	Services: Business	0.86%	LIBOR+4.50%	1.00% LIBOR Floor	12/12/2019
American Tire Distributors, Inc.	Automotive	0.84%	LIBOR+4.75%	1.00% LIBOR Floor	6/1/2018
STS Operating, Inc.	Consumer Goods: Durable	0.80%	LIBOR+3.75%	1.00% LIBOR Floor	2/12/2021
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	0.79%	LIBOR+5.00%	1.00% LIBOR Floor	11/1/2018
Landslide Holdings, Inc.	Services: Business	0.77%	LIBOR+4.00%	1.00% LIBOR Floor	2/25/2020
VFH Parent, LLC	Banking, Finance, Insurance & Real Estate	0.70%	LIBOR+4.50%	1.25% LIBOR Floor	11/8/2016
Polyconcept Finance B.V.	Consumer Goods: Non-Durable	0.67%	LIBOR+4.75%	1.25% LIBOR Floor	6/28/2019
Lineage Logistics, LLC	Services: Business	0.67%	LIBOR+3.50%	1.00% LIBOR Floor	4/26/2019
Distribution International, Inc.	Construction & Building	0.66%	LIBOR+6.50%	1.00% LIBOR Floor	7/16/2019
Plano Molding Co., Inc.	Consumer Goods: Non-Durable	0.66%	LIBOR+4.25%	1.00% LIBOR Floor	10/11/2018
W/S Packaging Group, Inc.	Containers, Packaging & Glass	0.66%	LIBOR+4.00%	1.00% LIBOR Floor	8/9/2019
ARG IH Corporation	Beverage, Food & Tobacco	0.64%	LIBOR+4.00%	1.00% LIBOR Floor	11/15/2020
SRA International	High Tech Industries	0.64%	LIBOR+5.25%	1.25% LIBOR Floor	7/20/2018
OCI Beaumont, LLC	Chemicals, Plastics & Rubber	0.62%	LIBOR+5.00%	1.25% LIBOR Floor	8/20/2019
Safe-Guard Products International, LLC	Banking, Finance, Insurance & Real Estate	0.60%	LIBOR+6.00%	1.25% LIBOR Floor	12/21/2018
Tectum Holdings, Inc.	Automotive	0.60%	LIBOR+4.25%	1.00% LIBOR Floor	9/12/2018
Planet Fitness Holdings, LLC	Hotel, Gaming & Leisure	0.59%	LIBOR+3.75%	1.00% LIBOR Floor	3/31/2021
Nord Anglia Education Finance, LLC	Services: Business	0.57%	LIBOR+3.50%	1.00% LIBOR Floor	3/31/2021
Herff Jones, Inc.	Consumer Goods: Non-Durable	0.53%	LIBOR+4.50%	1.00% LIBOR Floor	6/25/2019
Tech Finance & Co. S.C.A.	Media: Broadcasting & Subscription	0.53%	LIBOR+6.00%	1.25% LIBOR Floor	7/11/2020
The Active Network, Inc.	High Tech Industries	0.52%	LIBOR+4.50%	1.00% LIBOR Floor	11/13/2020
Sutherland Global Services	Services: Business	0.51%	LIBOR+6.00%	1.25% LIBOR Floor	3/6/2019
Custom Ecology, Inc.	Environmental Industries	0.51%	LIBOR+5.50%	1.25% LIBOR Floor	6/26/2019
BBTS Borrower, LP	Energy: Oil & Gas	0.50%	LIBOR+6.50%	1.25% LIBOR Floor	6/4/2019
Tervita	Environmental Industries	0.46%	LIBOR+5.00%	1.25% LIBOR Floor	5/15/2018
Flexera Software, LLC	High Tech Industries	0.46%	LIBOR+3.50%	1.00% LIBOR Floor	4/2/2020
Mohegan Tribal Gaming Authority	Hotel, Gaming & Leisure	0.45%	LIBOR+4.50%	1.00% LIBOR Floor	11/19/2019
Vince, LLC	Consumer Goods: Non-Durable	0.45%	LIBOR+5.00%	1.00% LIBOR Floor	11/27/2019
TriNet HR Corp.	Services: Business	0.45%	LIBOR+4.00%	1.00% LIBOR Floor	8/20/2020
Travelport, LLC	Hotel, Gaming & Leisure	0.43%	LIBOR+5.00%	1.25% LIBOR Floor	6/26/2019
Collision Holding Company, LLC	Automotive	0.41%	LIBOR+7.75%	1.25% LIBOR Floor	5/10/2018
Cyanco Intermediate Corp.	Chemicals, Plastics & Rubber	0.34%	LIBOR+4.50%	1.00% LIBOR Floor	5/1/2020
Merrill Corp.	Services: Business	0.33%	LIBOR+4.75%	1.00% LIBOR Floor	3/8/2018
Camp International Holding Company	Services: Business	0.33%	LIBOR+3.75%	1.00% LIBOR Floor	5/31/2019
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.32%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
Deluxe Entertainment Services Group, Inc.	Media: Diversified & Production	0.31%	LIBOR+5.50%	1.00% LIBOR Floor	2/28/2020
Peppermill Casinos, Inc.	Hotel, Gaming & Leisure	0.27%	LIBOR+6.00%	1.25% LIBOR Floor	11/9/2018
Caraustar Industries, Inc.	Forest Products & Paper	0.25%	LIBOR+6.25%	1.25% LIBOR Floor	5/1/2019
Learfield Communications, Inc.	Media: Broadcasting & Subscription	0.20%	LIBOR+4.00%	1.00% LIBOR Floor	10/9/2020
H.D. Vest, Inc.	Banking, Finance, Insurance & Real Estate	0.16%	LIBOR+4.50%	1.25% LIBOR Floor	12/18/2018
ATI Holdings, Inc.	Healthcare & Pharmaceuticals	0.13%	LIBOR+4.00%	1.00% LIBOR Floor	12/21/2019
SESAC Holdco II, LLC	Media: Broadcasting & Subscription	0.13%	LIBOR+4.00%	1.00% LIBOR Floor	2/8/2019
Washington Inventory Services	Retail	0.07%	LIBOR+4.50%	1.25% LIBOR Floor	12/20/2018

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR/PRIME FLOOR[6]	MATURITY DATE
2ND LIEN SENIOR SECURED LOANS: 24.71%					
PFS Holding Corporation	Retail	1.90%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
Mergermarket USA, Inc.	Services: Business	1.85%	LIBOR+6.50%	1.00% LIBOR Floor	2/4/2022
SMG	Hotel, Gaming & Leisure	1.69%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
Asurion, LLC	Banking, Finance, Insurance & Real Estate	1.66%	LIBOR+7.50%	1.00% LIBOR Floor	3/3/2021
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	1.34%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
Trimark USA, LLC	Beverage, Food & Tobacco	1.34%	LIBOR+9.00%	1.00% LIBOR Floor	8/12/2019
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	1.32%	LIBOR+8.25%	1.00% LIBOR Floor	2/11/2020
Landslide Holdings, Inc.	Services: Business	1.30%	LIBOR+7.25%	1.00% LIBOR Floor	2/25/2021
Tectum Holdings, Inc.	Automotive	1.24%	Prime+7.00%	2.00% Prime Floor	3/12/2019
Securus Technologies Holdings, Inc.	Telecommunications	1.20%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021
Performance Food Group, Inc.	Beverage, Food & Tobacco	1.04%	LIBOR+5.25%	1.00% LIBOR Floor	11/14/2019
Applied Systems	Services: Business	0.99%	LIBOR+6.50%	1.00% LIBOR Floor	1/24/2022
Acquisition Glacier, Inc.	Healthcare & Pharmaceuticals	0.90%	LIBOR+6.75%	1.00% LIBOR Floor	8/13/2021
The Active Network, Inc.	High Tech Industries	0.77%	LIBOR+8.50%	1.00% LIBOR Floor	11/15/2021
Sheridan Holdings, Inc.	Healthcare & Pharmaceuticals	0.75%	LIBOR+7.25%	1.00% LIBOR Floor	12/20/2021
Aptean, Inc.	High Tech Industries	0.61%	LIBOR+7.50%	1.00% LIBOR Floor	2/26/2021
Camp International Holding Company	Services: Business	0.55%	LIBOR+7.25%	1.00% LIBOR Floor	11/30/2019
Del Monte Foods, Inc.	Beverage, Food & Tobacco	0.48%	LIBOR+7.25%	1.00% LIBOR Floor	7/26/2021
Deltek, Inc.	Services: Business	0.44%	LIBOR+8.75%	1.25% LIBOR Floor	10/10/2019
SESAC Holdco II, LLC	Media: Broadcasting & Subscription	0.41%	LIBOR+8.75%	1.25% LIBOR Floor	8/8/2019
WP CPP Holdings, LLC	Aerospace & Defense	0.39%	LIBOR+7.75%	1.00% LIBOR Floor	4/30/2021
Learfield Communications, Inc.	Media: Broadcasting & Subscription	0.39%	LIBOR+7.75%	1.00% LIBOR Floor	10/9/2021
Arysta LifeScience SPC, LLC	Chemicals, Plastics & Rubber	0.32%	LIBOR+7.00%	1.25% LIBOR Floor	11/30/2020
Ion Trading Technologies S.Á.R.L.	Banking, Finance, Insurance & Real Estate	0.27%	LIBOR+7.00%	1.25% LIBOR Floor	5/22/2021
Carestream Health, Inc.	Healthcare & Pharmaceuticals	0.26%	LIBOR+8.50%	1.00% LIBOR Floor	12/7/2019
H.D. Vest, Inc.	Banking, Finance, Insurance & Real Estate	0.23%	LIBOR+8.00%	1.25% LIBOR Floor	6/18/2019
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.22%	LIBOR+7.50%	1.00% LIBOR Floor	1/3/2020
GCA Services Group, Inc.	Services: Consumer	0.22%	LIBOR+8.00%	1.25% LIBOR Floor	11/1/2020
Telecommunications Management, LLC	Media: Broadcasting & Subscription	0.18%	LIBOR+8.00%	1.00% LIBOR Floor	10/30/2020
William Morris Endeavor Entertainment, LLC	Hotel, Gaming & Leisure	0.18%	LIBOR+7.25%	1.00% LIBOR Floor	5/1/2022
Healogics, Inc.	Healthcare & Pharmaceuticals	0.14%	LIBOR+8.00%	1.25% LIBOR Floor	2/5/2020
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.13%	LIBOR+10.00%	1.25% LIBOR Floor	11/14/2019
SENIOR SECURED BONDS: 0%					
SUBORDINATED DEBT: 0%					
COLLATERALIZED SECURITIES: 2.94%					
JPMorgan Chase Bank, N.A. Credit Link Note	Diversified Financials	1.33%	LIBOR+12.25%	None	12/20/2021
JFIN CLO 2014, Ltd.	Diversified Financials	0.61%	LIBOR+5.00%	None	4/20/2025
Ivy Hill Middle Market Credit Fund VII, Ltd.	Diversified Financials	0.50%	Residual	None	10/20/2025
Ivy Hill Middle Market Credit Fund VII, Ltd.	Diversified Financials	0.50%	LIBOR+5.65%	None	10/20/2025
EQUITY: 0%					

3. Information is based on the relative fair value of the underlying portfolio holdings.
4. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Prime Rate is an interest rate that commercial banks charge their most credit-worthy customers.
5. Rate is the total interest rate on the loan, based on LIBOR or Prime Rate, plus a margin.
6. Loans with a LIBOR or Prime Rate floor pay an interest rate of LIBOR or Prime Rate, plus a margin, so long as LIBOR or Prime Rate remain above the specified floor level. If however, LIBOR or Prime Rate fall below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, which are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.